Significant Accounting Policies - Basis of Presentation and Consolidation (Details)	Jul. 31, 2019 subsidiary	Jul. 30, 2019 $ / shares shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Class of Stock [Line Items]
Number of wholly owned subsidiaries | subsidiary	2
Share of equity interest (per unit) | $ / shares		$ 16.00
Common units, outstanding (in units)			100	100
Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, issued (in shares)		19,525,510
Common units, outstanding (in units)		241,547,218
Compuware Parent, LLC, Equity Holders | Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, issued (in shares)		222,021,708